INCOME TAXES	12 Months Ended
Dec. 31, 2012
Income Tax Disclosure [Abstract]
Income Tax Disclosure [Text Block]

11.  INCOME TAXES

	2012	2011

Tax provision (benefit)
Current
Federal	$—	$—
State	—	—
Total current	—	—

Deferred
Federal	(3,225,486)	(944,333)
State	2,291,913	(161,963)
Total deferred	(933,573)	(1,106,296)

Change in valuation allowance	933,573	1,106,296
Total	$—	$—

Deferred tax assets consisted of the following at December 31:

	2012	2011

Deferred tax assets
Federal net operating loss	$22,343,084	$19,447,371
Federal research and development tax credit carryforwards	1,969,426	1,956,146
State net operating loss	2,252,566	2,444,816
State research and development tax credit carryforwards	633,571	597,608
Capitalized research and development expenses	11,068,868	13,007,013
Capital loss carryforward (expires beginning in 2012)	—	340,000
Stock-based compensation expense	842,174	333,206
Intangible assets	440,556	555,198
Charitable contribution carryforwards	43,350	44,370
Accrued liabilities	25,199	35,314
Total deferred tax assets	39,618,794	38,761,042

Deferred tax liabilities
Depreciable assets	(271,049)	(346,870)
Total deferred tax liabilities	(271,049)	(346,870)
Net deferred tax assets	39,347,745	38,414,172
Less valuation allowance	(39,347,745)	(38,414,172)

Total deferred tax assets	$—	$—

A reconciliation of income taxes computed using the U.S. federal statutory rate to that reflected in operations is as follows:

	Year ended December 31,
	2012	2011
Income tax benefit using U.S. federal statutory rate	34.00%	34.00%
State income taxes	(17.20)%	1.44%
Permanent items	(0.17)%	(5.21)%
Change in valuation allowance	(10.61)%	(14.88)%
Other	(6.02)%	(15.35)%
Total	—%	—%

As of December 31, 2012, the Company had federal and state net operating loss carryforwards (“NOLs”) of approximately $65,715,000 and $42,854,000 respectively, which expire in 2018 through 2031 and 2013 through 2025, respectively.  In addition, the Company has federal and state research and development and investment tax credits of approximately $1,969,000 and $960,000, respectively which expire in 2018 through 2031 and 2015 through 2026, respectively.  The amount of NOLs and tax credit carryforwards which may be utilized annually in future periods will be limited pursuant to Section 382 of the Internal Revenue Code as a result of substantial changes in the Company’s ownership that have occurred or that may occur in the future.  The Company has not quantified the amount of such limitations.

Because of the Company’s limited operating history, continuing losses and uncertainty associated with the utilization of the NOLs in the future, management has provided a full allowance against the gross deferred tax asset.

The Company did not have unrecognized tax benefits or accrued interest and penalties at any time during the years ended December 31, 2012 or 2011, and does not anticipate having unrecognized tax benefits over the next twelve months.  The Company is subject to audit by the IRS and state taxing authorities for tax periods commencing January 1, 2008. Additionally, the Company may be subject to examination by the IRS for years beginning prior to January 1, 2008 as a result of its NOLs. However, any adjustment related to these periods would be limited to the amount of the NOL generated in the year(s) under examination.